STOCKHOLDERS' EQUITY (Details) (USD $)	0 Months Ended					12 Months Ended
	Aug. 02, 2011	Mar. 08, 2011	Dec. 31, 2010	Jun. 23, 2010	Mar. 08, 2010 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stockholders' equity
Proceeds from issuance of common stock by underwritten offering net of discounts, commissions and offering expenses						$ 44,961,137
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses						23,876,370	48,452,644	11,352,751
Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 13.50
Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 15.48
Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12.48
Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)						$ 12.96
Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 14.70
Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 15.78
Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12.00
Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)						$ 12.75
Common stock
Stockholders' equity
Common stock, shares authorized						200,000,000
Common stock, par value (in dollars per share)						$ 0.0001
Shares issued			13,565,188			18,269,754	13,565,188	8,877,094	4,507,127
Shares Outstanding			13,565,188			18,269,754	13,565,188
Underwritten public offering of common stock (in shares)	2,700,000					2,666,666
Purchase price (in dollars per share)	$ 18.00
Proceeds from issuance of common stock by underwritten offering net of discounts, commissions and offering expenses	45,000,000
Registered direct offerings of common shares and warrants		2,033,247	1,764,706	1,189,061	1,734,104	2,033,247	4,687,871	1,000,000
Shares of common stock issued to institutional investors		711,636	882,353	594,530	867,052	711,636	882,353	440,000
Purchase price at which shares are issued to institutional investors (in dollars per share)		$ 12.3678	$ 10.20	$ 12.615	$ 10.38		$ 10.20
Gross proceeds of common stock and warrants		25,100,000		15,000,000			18,000,000
Net proceeds from issuance of common stock by registered direct offering after deducting placement agent fees and offering expenses		$ 23,900,000		$ 14,100,000	$ 17,500,000		$ 16,900,000
Expiration period of warrants issued		3 years
Placement agent warrants issued (in shares)		40,665	52,941	35,671	34,682		52,941
Number of institutional investors					2
Common stock | Issued on March 8, 2011 and expired on March 8, 2014
Stockholders' equity
Exercise price (in dollars per share)		$ 13.50
Common stock | Issued on March 8, 2011 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)		$ 15.48
Common stock | Issued on March 8, 2010 and expired on September 8, 2015
Stockholders' equity
Exercise price (in dollars per share)					$ 12.48
Common stock | Issued on March 8, 2010 and expired on June 9, 2014
Stockholders' equity
Exercise price (in dollars per share)					$ 12.96
Common stock | Issued on June 23, 2010 and expired on June 23, 2015
Stockholders' equity
Exercise price (in dollars per share)				$ 14.70
Common stock | Issued on June 23, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)				$ 15.78
Common stock | Issued on December 30, 2010 and expired on December 30, 2015
Stockholders' equity
Exercise price (in dollars per share)			$ 12.00				$ 12.00
Common stock | Issued on December 30, 2010 and expired on June 9, 2015
Stockholders' equity
Exercise price (in dollars per share)			$ 12.75				$ 12.75
Class C Special Shares
Stockholders' equity
Common stock, shares authorized						4,687,684
Common stock, par value (in dollars per share)						$ 0.0001
Shares issued			65,214			65,214	65,214	65,214	65,214
Shares Outstanding			65,214			65,214	65,214
Number of votes per share, entitled to its holder						1
Conversion ratio for conversion of units into common stock (as a percent)						100.00%
Exchange price per share (in dollars per share)						$ 15.00
Undesignated preferred stock
Stockholders' equity
Preferred stock, shares authorized						10,000,000
Preferred stock, par value (in dollars per share)						$ 0.0001